STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	Jul. 29, 2011	May 31, 2011	Apr. 29, 2011	Mar. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Dec. 30, 2010	Dec. 16, 2010	Jan. 31, 2009	Oct. 07, 2008	Sep. 27, 2008	Dec. 14, 2006	Oct. 05, 2006	Aug. 15, 2006	Jun. 30, 2006	Jun. 16, 2006	Mar. 31, 2006	Jan. 26, 2006	May 31, 2005	Apr. 05, 2005	Jan. 14, 2005	Nov. 25, 2004	Mar. 16, 2004
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
Common stock issued, price per share	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.02	$ 5.52	$ 5.52	$ 4.31	$ 4.31	$ 3.91	$ 3.63	$ 3.63	$ 3.63	$ 1.47	$ 3.37	$ 1.72	$ 1.72	$ 1.72	$ 1.76